Income taxes - Disclosure of components of deferred income tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Stream interests	$ 34,278	$ 28,826	$ 7,133
Non-capital losses	8,195	170	0
Deferred and restricted share units	4,008	2,865	2,032
Share and debt issue expenses	4,562	(113)	989
Deferred tax assets	51,043	31,748
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(93,266)	(77,641)	(88,787)
Investments	(9,437)	1,911	(3,898)
Convertible debentures	(2,315)	(3,632)	(4,866)
Other	(454)	149
Deferred tax liabilities	(105,472)	(79,213)
Deferred tax liability, net	$ (54,429)	$ (47,465)	$ (87,277)